Employee Benefit Plans - Options Outstanding and Exercisable by Exercise Price (Details) - The Omnibus Plan $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options (in shares) | shares	8,529,427
Outstanding options, intrinsic value | $	$ 159
Number of exercisable options (in shares) | shares	7,648,837
Exercisable options, intrinsic value | $	$ 148
Exercise Price Range, 0.00 to 14.38
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 0
Exercise price range, upper range limit (in dollars per share)	$ 14.38
Number of outstanding options (in shares) | shares	662,763
Outstanding options, weighted average remaining contractual term (in years)	1 year 10 months 6 days
Outstanding options, weighted average exercise price (in dollars per share)	$ 14.38
Outstanding options, intrinsic value | $	$ 16
Number of exercisable options (in shares) | shares	662,763
Exercisable options, weighted average remaining contractual term (in years)	1 year 10 months 6 days
Exercisable options, weighted average exercise price (in dollars per share)	$ 14.38
Exercisable options, intrinsic value | $	$ 16
Exercise Price Range, 14.39 to 17.76
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 14.39
Exercise price range, upper range limit (in dollars per share)	$ 17.76
Number of outstanding options (in shares) | shares	4,070,183
Outstanding options, weighted average remaining contractual term (in years)	2 years 10 months 21 days
Outstanding options, weighted average exercise price (in dollars per share)	$ 17.76
Outstanding options, intrinsic value | $	$ 87
Number of exercisable options (in shares) | shares	4,070,183
Exercisable options, weighted average remaining contractual term (in years)	2 years 10 months 21 days
Exercisable options, weighted average exercise price (in dollars per share)	$ 17.76
Exercisable options, intrinsic value | $	$ 87
Exercise Price Range, 17.77 to 21.84
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 17.77
Exercise price range, upper range limit (in dollars per share)	$ 21.84
Number of outstanding options (in shares) | shares	1,342,007
Outstanding options, weighted average remaining contractual term (in years)	3 years 10 months 2 days
Outstanding options, weighted average exercise price (in dollars per share)	$ 21.84
Outstanding options, intrinsic value | $	$ 23
Number of exercisable options (in shares) | shares	1,342,007
Exercisable options, weighted average remaining contractual term (in years)	3 years 10 months 2 days
Exercisable options, weighted average exercise price (in dollars per share)	$ 21.84
Exercisable options, intrinsic value | $	$ 23
Exercise Price Range, 21.85 to 25.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 21.85
Exercise price range, upper range limit (in dollars per share)	$ 25.34
Number of outstanding options (in shares) | shares	13,648
Outstanding options, weighted average remaining contractual term (in years)	5 years 11 months 23 days
Outstanding options, weighted average exercise price (in dollars per share)	$ 25.34
Outstanding options, intrinsic value | $	$ 0
Number of exercisable options (in shares) | shares	4,549
Exercisable options, weighted average remaining contractual term (in years)	5 years 11 months 23 days
Exercisable options, weighted average exercise price (in dollars per share)	$ 25.34
Exercisable options, intrinsic value | $	$ 0
Exercise Price Range, 25.35 to 25.53
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 25.35
Exercise price range, upper range limit (in dollars per share)	$ 25.53
Number of outstanding options (in shares) | shares	2,422,627
Outstanding options, weighted average remaining contractual term (in years)	4 years 9 months 29 days
Outstanding options, weighted average exercise price (in dollars per share)	$ 25.53
Outstanding options, intrinsic value | $	$ 33
Number of exercisable options (in shares) | shares	1,569,335
Exercisable options, weighted average remaining contractual term (in years)	4 years 9 months 29 days
Exercisable options, weighted average exercise price (in dollars per share)	$ 25.53
Exercisable options, intrinsic value | $	$ 22
Exercise Price Range, 25.54 to 26.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 25.54
Exercise price range, upper range limit (in dollars per share)	$ 26.99
Number of outstanding options (in shares) | shares	18,199
Outstanding options, weighted average remaining contractual term (in years)	5 years 6 months 18 days
Outstanding options, weighted average exercise price (in dollars per share)	$ 26.99
Outstanding options, intrinsic value | $	$ 0
Number of exercisable options (in shares) | shares	0
Exercisable options, weighted average remaining contractual term (in years)	0 years
Exercisable options, weighted average exercise price (in dollars per share)	$ 0.00
Exercisable options, intrinsic value | $	$ 0